SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE AND OTHER BORROWED MONEY	12 Months Ended
Dec. 31, 2012
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE AND OTHER BORROWED MONEY
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE AND OTHER BORROWED MONEY

Note 11—SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE AND OTHER BORROWED MONEY

        Securities sold under agreements to repurchase generally mature within one to four days from the transaction date. The weighted average interest rate at December 31, 2012 and 2011 was 0.21% and 0.25%, respectively. The maximum month-end balance during 2012 and 2011 was $17.3 million and $18.1 million, respectively. The average outstanding balance during the years ended December 31, 2012 and 2011 amounted to $15.5 million and $15.9 million, respectively, with an average rate paid of 0.23% and 0.25%, respectively. Securities sold under agreements to repurchase are collateralized by securities with a fair market value of 100% of the agreement.

        At December 31, 2012 and 2011, the Company had unused short-term lines of credit totaling $20.0 million.